Land Use Right - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating Leased Assets [Line Items]
Amortization of land use right	¥ 1,920,910	$ 295,238	¥ 1,920,910	¥ 1,920,910